Investments in Associates - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of associates [line items]
Investment in associates	$ 4,656	$ 5,874
Exceptional share of results of associates	(1,143)
Anadolu Efes [member]
Disclosure of associates [line items]
Investment in associates	$ 171	201	$ 391
Anadolu Efes [member] | Turkish Lira [member]
Disclosure of associates [line items]
Closing foreign exchange rate	18,718,236
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investment in associates	$ 106	$ 90	$ 45